Share Capital	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share Capital
41	Share capital

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Registered, issued and fully paid of RMB1.00 each
A shares listed on the Shanghai Stock Exchange (“A Shares”)	13,697	11,202
— Tradable shares with trading moratorium	3,889	1,394
— Tradable shares without trading moratorium	9,808	9,808
H shares listed on the Stock Exchange of Hong Kong Limited (“H Shares”)	5,177	5,177
— Tradable shares with trading moratorium	518	518
— Tradable shares without trading moratorium	4,659	4,659

Total	18,874	16,379

Pursuant to articles 50 and 51 of the Company’s articles of association, both the listed A shares and listed H shares are registered ordinary shares and carry equal rights.
According to the approval of the China Securities Regulatory Commission, the Company completed the non-public
issuance of 2,495
million A shares to
CEA Holding on October 27, 2021
,

raising a total of RMB
10,820
million in net funds.